Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 1	$ 1
Total current assets	1	1
Non-current assets
Total assets	1	1
Stockholder’s equity
Total liabilities and stockholder’s equity	1	1
Galaxy Digital Holdings, LP
Current assets
Cash and cash equivalents	509,438	462,103
Digital intangible assets (includes $1,671.3 and $1,997.4 million measured at fair value)	2,123,860	2,547,581
Digital financial assets	514,479	359,665
Digital assets loan receivable, net of allowance	280,095	579,530
Investments	545,754	834,812
Assets posted as collateral	506,634	277,147
Derivative assets	128,353	207,653
Accounts receivable (includes $4.5 and $4.2 million due from related parties)	28,864	55,279
Digital assets receivable	17,674	53,608
Loans receivable	407,966	476,620
Prepaid expenses and other assets	29,884	26,892
Total current assets	5,093,001	5,880,890
Non-current assets
Digital assets receivable	1,996	7,112
Investments (includes $669.6 and $745.5 million measured at fair value)	736,060	808,694
Digital intangible assets	15,030	20,979
Loans receivable, non-current	56,800	0
Property and equipment, net	262,216	237,038
Other non-current assets	113,052	107,105
Goodwill	58,037	58,037
Total non-current assets	1,243,191	1,238,965
Total assets	6,336,192	7,119,855
Current liabilities:
Derivative liabilities	89,702	165,858
Accounts payable and accrued liabilities (includes $111.0 and $96.9 million due to related parties)	270,468	281,531
Digital assets borrowed	1,760,455	1,497,609
Payable to customers	19,288	19,520
Loans payable	345,249	510,718
Collateral payable	943,513	1,399,655
Other current liabilities	73,358	13,034
Total current liabilities	3,502,033	3,887,925
Non-current liabilities
Notes payable	763,798	845,186
Digital assets borrowed, non-current	6,603	0
Other non-current liabilities	162,114	192,392
Total non-current liabilities	932,515	1,037,578
Total liabilities	4,434,548	4,925,503
Commitments and contingencies (Note 17)
Stockholder’s equity
Unit holder’s capital	1,901,644	2,194,352
Total stockholder’s equity	1,901,644	2,194,352
Total liabilities and stockholder’s equity	$ 6,336,192	$ 7,119,855